Accrued liabilities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities Current [Abstract]
Accrued professional fees	$ 2,118	$ 1,695	$ 0
Accrued sales tax	1,056	1,233	0
Accrued payroll and benefits	686	994	85
Accrued trade promotions	166	357	0
Accrued dividends	290	256	0
Accrued interest	249	109	0
Other	5	77	0
Total accrued liabilities	4,570	4,721	85
Series E Preferred Stock [Member]
Accrued Liabilities Current [Abstract]
Accrued dividends	$ 300	$ 300	$ 0